Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 27, 2024 shares	Jul. 01, 2023 aircaft
Capital Unit [Line Items]
Total number of shares authorized (in shares)			325,000,000
Preferred stock, shares authorized (in shares)			25,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Net loss attributable to noncontrolling interest | $	$ 92	$ 8,983	$ 8,891	$ 10,200
Exchange of ownership interest, number of aircrafts and related entities | aircaft						16
Total ownership after exchange of ownership interest						1
Gain (loss) on exchange of ownership interest | $		$ 0
Common Class A
Capital Unit [Line Items]
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued (in shares)	16,647,529	16,647,529
Common stock, outstanding (in shares)	16,647,529	16,647,529
Common Class A | Forecast
Capital Unit [Line Items]
Number of shares of common stock issued for each common unit redeemed (in shares)					1
Common Class B
Capital Unit [Line Items]
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued (in shares)	59,930,000	59,930,000
Common stock, outstanding (in shares)	59,930,000	59,930,000
Common Class B | Forecast
Capital Unit [Line Items]
Number of shares of common stock cancelled for each common unit redeemed (in shares)					1